Provisions for discounts, rebates and sales returns	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions for discounts, rebates and sales returns	Provisions for discounts, rebates and sales returns
Adjustments between gross sales and net sales, as described in Note B.13., are recognized either as provisions or as reductions in accounts receivable, depending on their nature.
The table below shows movements in these items:

(€ million)		Government and State programs(a)	Managed care and GPO programs(b)	Chargeback incentives	Rebates and discounts	Sales returns	Other deductions	Total
Balance at January 1, 2021		2,507	908	333	1,557	688	46	6,039
Changes in scope of consolidation		3	—	—	(2)	1	—	2
Provision related to current period sales		5,855	3,037	3,813	6,330	582	97	19,714
Net change in provision related to prior period sales		(136)	(3)	(4)	(152)	56	(3)	(242)
Payments made		(5,561)	(2,979)	(3,828)	(6,291)	(697)	(105)	(19,461)
Currency translation differences		(72)	(32)	(11)	(17)	(20)	(1)	(153)
Balance at December 31, 2021	(c)	2,596	931	303	1,425	610	34	5,899
Provision related to current period sales		6,744	3,246	4,147	7,244	578	182	22,141
Net change in provision related to prior period sales		(120)	(47)	(21)	(138)	(8)	19	(315)
Payments made		(6,824)	(3,208)	(4,093)	(6,809)	(599)	(166)	(21,699)
Currency translation differences		207	99	26	83	48	1	464
Balance at December 31, 2022	(c)	2,603	1,021	362	1,805	629	70	6,490
Changes in scope of consolidation		2	—	(1)	(6)	(2)	4	(3)
Provision related to current period sales		7,758	3,590	3,861	8,177	654	256	24,296
Net change in provision related to prior period sales		(74)	(12)	(9)	(58)	(25)	23	(155)
Payments made		(7,251)	(3,446)	(3,564)	(7,603)	(511)	(278)	(22,653)
Currency translation differences		(76)	(34)	(12)	(46)	(30)	(15)	(213)
Balance at December 31, 2023	(c)	2,962	1,119	637	2,269	715	60	7,762
(a)    Primarily US government programs: Medicaid (€1,421 million in 2023, €1,307 million in 2022, €1,244 million in 2021) and Medicare (€1,099 million in 2023, €775 million in 2022 and €941 million in 2021).
(b)    Mainly rebates and other price reductions granted to healthcare authorities in the United States (including Managed Care: €1,028 million in 2023, €934 million in 2022 and €896 million in 2021).
(c)    Provisions related to US net sales amounted to €5,124 million as of December 31, 2023, €4,270 million as of December 31, 2022 and €4,057 million as of December 31, 2021.